United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Quarter ended 06/30/2012

Item 1. Schedule of Investments

Federated Municipal Ultrashort Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 76.6%
	Alabama – 1.9%
$2,500,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 3.00%, 6/1/2014	2,594,125
1,000,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 4.00%, 6/1/2015	1,080,250
6,000,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2013	6,236,760
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,247,516
3,485,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,622,518
3,515,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,605,195
2,440,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 4.00%, 7/1/2012	2,440,512
39,675,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (Assured Guaranty Corp. INS), 0.54%, 7/6/2012	39,675,000
4,640,000	Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	4,708,626
2,250,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2013	2,301,458
	TOTAL	70,511,960
	Alaska – 0.3%
7,125,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	7,583,066
4,000,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2016	4,517,320
	TOTAL	12,100,386
	Arizona – 1.1%
8,000,000	Arizona Health Facilities Authority, Variable Rate Health Facility Revenue Bonds (Series 2009E), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	8,003,200
1,000,000	Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2012	1,011,650
5,000,000	Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,438,100
1,840,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2012	1,840,497
1,000,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	1,009,730
2,135,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Refunding Bonds (Series 2009A), 4.00%, 10/1/2012	2,155,774
10,000,000	Coconino County, AZ Pollution Control Corp., PCRBs (Series 1994A), 3.625% TOBs (Arizona Public Service Co.), Mandatory Tender 7/13/2013	10,196,800
2,500,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2009A), 5.00% (Catholic Healthcare West), 7/1/2012	2,500,600
3,125,000	Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	3,124,937
1,000,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2012	1,000,270
1,500,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2013	1,567,005
2,000,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2014	2,166,800
	TOTAL	40,015,363
	Arkansas – 0.5%
15,000,000	Arkansas State, Federal Highway Grant Anticipation & Tax Revenue Refunding Bonds (GO)(Series 2010), 4.00%, 8/1/2012	15,050,250
2,295,000	Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2013	2,372,158
775,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	776,573
	TOTAL	18,198,981
	California – 8.0%
10,415,000	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.98% (Loyola Marymount University), 10/1/2015	10,427,394
3,770,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,793,826
4,715,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,744,799

Principal Amount		Value
$4,715,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,744,799
2,650,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.00% (St. Joseph Health System), 7/1/2012	2,650,556
3,865,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	4,012,720
3,800,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,114,526
6,000,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009C), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	6,002,400
11,290,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	11,294,516
10,000,000	California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,869,500
45,000,000	California Municipal Finance Authority, Revenue Bonds, 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 7/2/2012	45,000,000
3,200,000	California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,360,992
5,000,000	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	5,045,000
45,000,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010A), 0.65% TOBs (Republic Services, Inc.), Mandatory Tender 8/1/2012	44,996,400
7,500,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010B), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 8/1/2012	7,499,475
30,000,000	California State, GO Refunding Bonds, 3.00%, 9/1/2013	30,899,100
2,625,000	California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,856,000
7,000,000	California State, UT GO Refunding Bonds (Series 2012B), 0.93%, 5/1/2017	7,014,070
9,000,000	California State, UT GO Refunding Bonds (Series 2012B), 1.08%, 5/1/2018	9,021,870
8,250,000	California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2014	8,818,508
11,000,000	California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2015	12,161,270
60,000,000	California Statewide CDA, Revenue Bonds (Series 2012C), 1.13% TOBs (Kaiser Permanente) Mandatory Tender 5/1/2017	60,070,200
4,000,000	Long Beach CCD, CA, BANs (Series 2010A), 9.85%, 1/15/2013	4,202,440
	TOTAL	303,600,361
	Colorado – 1.2%
100,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	100,331
4,100,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,516,847
25,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/8/2012	25,424,500
15,430,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.90% TOBs Mandatory Tender 9/1/2014	15,439,567
	TOTAL	45,481,245
	Connecticut – 1.8%
12,000,000	Connecticut Development Authority, PCR Refunding Bonds (Series 2011B), 1.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 9/3/2013	12,054,600
4,020,000	Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,298,546
15,585,000	Connecticut State, UT GO Bonds (Series 2011C), 0.83%, 5/15/2016	15,718,252
8,500,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.40%, 4/15/2014	8,501,445
4,500,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.58%, 4/15/2015	4,501,215
5,000,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.71%, 4/15/2016	5,006,750
4,000,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.86%, 4/15/2017	4,010,800
4,500,000	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.06%, 4/15/2018	4,514,850
2,050,000	West Haven, CT, 3.00% BANs, 5/30/2013	2,075,358
600,000	West Haven, CT, UT GO Bonds, 3.00% (Assured Guaranty Municipal Corp. INS), 8/1/2015	615,336
2,000,000	West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2017	2,142,280
1,000,000	West Haven, CT, UT GO Bonds, 4.00%, 8/1/2013	1,023,120
500,000	West Haven, CT, UT GO Bonds, 4.00%, 8/1/2014	520,715

Principal Amount			Value
$2,500,000		West Haven, CT, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 8/1/2016	2,766,050
		TOTAL	67,749,317
		District of Columbia – 1.7%
10,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.78%, 12/1/2015	10,000,400
13,285,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.93%, 12/1/2017	13,286,329
10,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.78%, 12/1/2015	10,000,400
3,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,104,490
15,150,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-1), 0.66% TOBs Mandatory Tender 6/1/2015	15,151,363
12,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.76% TOBs Mandatory Tender 6/1/2016	12,001,920
		TOTAL	63,544,902
		Florida – 4.7%
54,610	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	10,917
25,845,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.93%, 6/1/2013	26,102,675
30,000,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2011A-3), 1.83% (Assured Guaranty Municipal Corp. INS), 6/1/2014	30,294,300
25,000,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2012A-3), 1.43%, 6/1/2015	25,007,000
7,500,000		Escambia County, FL Solid Waste Disposal, Revenue Bonds (First Series 2009), 1.35% TOBs (Gulf Power Co.), Mandatory Tender 6/2/2015	7,559,625
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.) Mandatory Tender 6/15/2016	6,402,959
14,000,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2011A), 5.00% (Florida State), 6/1/2014	15,237,040
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,085,610
12,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 0.93%, 10/1/2012	12,004,800
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.28%, 10/1/2014	5,017,750
6,250,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	6,412,937
4,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	4,102,160
15,000,000		Miami-Dade County, FL School Board, COPs (Series 2011A), 5.00% TOBs, Mandatory Tender 5/1/2014	15,916,500
5,200,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,745,740
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,101,600
10,225,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 0.49%, 7/6/2012	10,225,000
		TOTAL	179,226,613
		Georgia – 2.5%
500,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	538,835
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,102,930
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,037,500
3,875,000		Burke County, GA Development Authority, (Series 2008G), 0.90% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	3,873,295
11,000,000		Burke County, GA Development Authority, PCRBs (Fourth Series 1994), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	11,088,660
9,000,000		Burke County, GA Development Authority, PCRBs (Fourth Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	9,072,540
13,000,000		Burke County, GA Development Authority, PCRBs (Second Series 2008), 1.40% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2015	13,128,180
4,000,000		Burke County, GA Development Authority, PCRBs (Series 1995), 2.30% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	4,101,200
17,335,000		Burke County, GA Development Authority, PCRBs (Series 2011A), 2.50% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	17,543,020
10,250,000		Burke County, GA Development Authority, PCRBs (Series 2012), 1.25% TOBs (Georgia Transmission Corporation Vogtle Project), Mandatory Tender 5/1/2015	10,295,715
4,500,000		Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2014	4,602,105

Principal Amount		Value
$3,245,000	Decatur County-Bainbridge, GA IDA, Revenue Bonds, 3.00% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC) Mandatory Tender 6/1/2013	3,270,246
5,850,000	Gwinnett County, GA Water and Sewer Authority, Revenue Bonds, 5.00% (United States Treasury PRF 8/1/2012@100)/(Original Issue Yield: 5.10%), 8/1/2020	5,874,687
700,000	Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	700,056
2,010,000	Monroe County, GA Development Authority, (Series 2012A), 0.90% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	2,009,759
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2014	1,064,910
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,101,350
2,300,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2012	2,325,162
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,467,732
	TOTAL	96,197,882
	Illinois – 3.5%
10,325,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	11,170,514
8,825,000	Chicago, IL, Refunding UT GO Bonds (2005A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2013	9,032,123
4,000,000	Illinois Finance Authority — Solid Waste, 1.125% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2012	4,009,720
4,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	4,048,400
1,260,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2015	1,344,571
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2016	1,069,620
7,000,000	Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Credit Group) Mandatory Tender 5/1/2015	7,811,580
4,530,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	4,732,355
4,010,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,098,942
12,705,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2015	13,729,150
4,975,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,583,791
9,530,000	Illinois State, UT GO Bonds (Series A of January 2012), 5.00%, 1/1/2013	9,741,375
5,000,000	Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2014	5,226,200
4,350,000	Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2015	4,608,347
4,000,000	Illinois State, UT GO Bonds (Series March 2012), 5.00%, 3/1/2013	4,116,280
20,000,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 3.00%, 8/1/2013	20,475,200
1,900,000	Illinois State, UT GO Refunding Bonds, 5.00% (United States Treasury COL), 1/1/2014	2,032,259
6,100,000	Illinois State, UT GO Refunding Bonds, 5.00%, 1/1/2014	6,444,833
2,300,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,570,940
5,000,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,639,350
3,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2013	3,086,310
	TOTAL	130,571,860
	Indiana – 2.2%
6,025,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2001A-1), 1.50% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	6,136,523
7,525,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Subordinate Credit Group), Mandatory Tender 6/1/2016	8,354,029
11,300,000	Indiana State EDA, (Series A), 0.55% TOBs (Republic Services, Inc.), Mandatory Tender 9/1/2012	11,300,000
30,000,000	Indiana State EDA, (Series B), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 9/1/2012	30,000,000
1,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2013	1,016,300
2,250,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2014	2,325,983
1,500,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 4.00% (Indiana University Health Obligated Group), 3/1/2015	1,609,035
5,000,000	Indiana State Finance Authority, Second Lien Water Utility Revenue Bonds (Series 2011B), 3.00% (Citizens Energy Group), 10/1/2014	5,223,800

Principal Amount		Value
$15,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	16,939,950
	TOTAL	82,905,620
	Iowa – 0.1%
5,000,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2009F), 5.00% TOBs (Iowa Health System), Mandatory Tender 8/15/2012	5,028,900
	Kansas – 0.2%
180,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.50% (Adventist Health System/Sunbelt Obligated Group), 11/15/2012	182,146
200,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2013	212,156
3,000,000	Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center) Mandatory Tender 3/1/2017	3,026,100
1,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 4.50% (Via Christi Health System, Inc.), 11/15/2012	1,015,210
2,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,119,640
	TOTAL	6,555,252
	Kentucky – 1.0%
4,250,000	Kentucky EDFA, (Series A), 0.55% TOBs (Republic Services, Inc.), Mandatory Tender 9/1/2012	4,250,000
13,045,000	Kentucky EDFA, (Series B), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 9/1/2012	13,045,000
5,835,000	Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,920,308
15,000,000	Owensboro, KY, GO BAN's (Series 2009), 3.25%, 7/1/2012	15,002,550
	TOTAL	38,217,858
	Louisiana – 1.3%
21,490,000	East Baton Rouge Sewerage Commission, Revenue Bonds (Series 2011A), 0.97% TOBs Mandatory Tender 8/1/2014	21,490,645
15,000,000	Louisiana State Gas & Fuels, Tax Second Lien Revenue Bonds (Series 2009A-1), 0.93%, 5/1/2043	15,013,800
3,250,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-1A), 1.60% TOBs (Loop LLC), Mandatory Tender 10/1/2012	3,255,785
10,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.125% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,129,200
	TOTAL	49,889,430
	Maryland – 0.6%
18,830,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.31% TOBs (Johns Hopkins Hospital) Mandatory Tender 11/15/2016	18,945,240
2,955,000	Maryland State, UT GO Bonds (First Series 2006A), 5.00%, 3/1/2013	3,050,771
	TOTAL	21,996,011
	Massachusetts – 6.9%
5,000,000	Brockton, MA Area Transit Authority, 1.50% RANs, 8/3/2012	5,003,150
10,500,000	Cape Cod, MA Regional Transportation Authority, 1.50% RANs, 7/30/2012	10,505,775
20,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds )(Series 2010A), 0.56%, 2/1/2013	20,018,200
5,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.71%, 2/1/2014	5,002,700
13,815,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.58%, 2/1/2015	13,813,342
23,000,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.63%, 9/1/2015	23,001,610
15,000,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.66%, 2/1/2016	15,000,900
4,000,000	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.70%, 9/1/2016	4,000,000
8,000,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.66%, 2/1/2014	8,000,000
3,500,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.84%, 2/1/2015	3,500,000
7,000,000	Essex, MA North Shore Agricultural & Technical School District, 1.50% BANs, 8/31/2012	7,004,970
11,100,000	Fall River, MA, 1.25% BANs, 7/12/2012	11,102,997
5,000,000	Lowell, MA Regional Transportation Authority, 1.50% RANs, 8/10/2012	5,004,400
6,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2013	6,138,660
29,875,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011K-3), 0.90% TOBs (Partners Healthcare Systems) Mandatory Tender 1/30/2014	29,875,000

Principal Amount		Value
$15,000,000	Massachusetts Development Finance Agency, Variable Rate Revenue Bonds (Series 2011N), 0.68% (Williams College, MA), 7/1/2041	15,020,850
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,012,020
2,420,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2013	2,531,344
1,250,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2014	1,358,038
1,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,121,150
6,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2013	6,267,360
6,250,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2014	6,769,250
3,250,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	3,630,380
2,000,000	Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2012	2,021,460
11,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	11,083,380
6,150,000	Metrowest Regional Transit Authority, MA, 1.50% RANs, 9/27/2012	6,161,992
5,000,000	Montachusett, MA Regional Transit Authority, 1.50% RANs, 8/10/2012	5,002,200
30,000,000	Pioneer Valley, MA Transit Authority, 1.50% RANs, 7/27/2012	30,018,000
	TOTAL	258,969,128
	Michigan – 2.3%
15,500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 0.90% TOBs (Ascension Health Credit Group), Mandatory Tender 3/16/2015	15,505,735
5,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Credit Group), Mandatory Tender 3/1/2017	5,019,350
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2015	2,255,060
6,665,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	6,851,820
8,250,000	Michigan State Strategic Fund, Revenue Bonds, 3.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2013	8,447,175
26,650,000	Michigan Strategic Fund, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	27,350,362
14,770,000	Michigan Strategic Fund, Variable Rate LO Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	14,894,806
7,320,000	Monroe County, MI EDC, Adjustable Rate Demand LT Obligation Refunding Revenue Bonds (Series 1992-CC), 2.35% TOBs (Detroit Edison Co.), Mandatory Tender 4/1/2014	7,471,524
	TOTAL	87,795,832
	Minnesota – 0.3%
2,965,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2013	3,023,144
3,020,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2014	3,173,114
6,000,000	Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011), 5.00%, 3/1/2016	6,775,020
	TOTAL	12,971,278
	Mississippi – 0.7%
6,665,000	Mississippi Business Finance Corp., Revenue Bonds (First Series 2010), 2.25% TOBs (Mississippi Power Co.), Mandatory Tender 1/15/2013	6,721,252
4,000,000	Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	4,117,360
3,240,000	Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections)/(United States Treasury PRF), 8/1/2012	3,253,835
1,200,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,205,124
10,000,000	Mississippi State, Refunding UT GO Bonds, 5.50%, 9/1/2012	10,091,200
	TOTAL	25,388,771

Principal Amount		Value
	Missouri – 0.1%
$580,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2013	592,313
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2014	1,047,460
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2015	1,093,770
2,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,230,320
	TOTAL	4,963,863
	Nebraska – 0.1%
200,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2014	207,860
750,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	806,115
250,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2015	271,107
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	562,865
750,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	877,148
	TOTAL	2,725,095
	Nevada – 0.2%
1,500,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 3.00%, 7/1/2012	1,500,210
1,750,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 4.00%, 7/1/2013	1,802,745
2,350,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,413,145
	TOTAL	5,716,100
	New Hampshire – 0.1%
5,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,356,800
	New Jersey – 4.1%
6,913,250	Burlington, NJ, (Series A), 2.00% BANs, 6/19/2013	6,997,453
4,625,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	4,666,717
1,000,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	1,010,840
2,543,257	Hopewell Borough, NJ, 1.50% BANs, 10/12/2012	2,548,572
10,625,000	Kearny, NJ, 1.50% BANs, 1/15/2013	10,673,769
10,000,000	Kearny, NJ, 2.00% TANs, 4/30/2013	10,057,400
10,000,000	Lyndhurst Township, NJ, 1.75% BANs, 2/15/2013	10,017,000
3,297,500	Lyndhurst Township, NJ, 1.75% BANs, 3/21/2013	3,305,348
3,082,078	Millstone Township, NJ, 2.25% BANs, 9/26/2012	3,087,163
15,500,000	Montclair Township, NJ, 1.50% BANs, 3/8/2013	15,567,735
4,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2013	4,168,280
4,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2014	4,300,920
22,100,000	New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series E), 1.88% (New Jersey State), 2/1/2016	22,565,426
1,000,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 4.00% (Meridian Health System Obligated Group), 7/1/2013	1,034,140
1,250,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2014	1,348,513
1,500,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,662,135
2,000,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,257,840
1,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 4.00% (New Jersey State), 6/15/2013	1,034,550
1,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2014	1,082,970
2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,229,660

Principal Amount			Value
$14,000,000		Newark, NJ, (Series 2012A), 2.40% TANs, 2/20/2013	14,022,400
12,000,000		Newark, NJ, 3.50% BANs, 12/13/2012	12,091,200
5,985,000		Plainfield, NJ, 1.75% BANs, 9/12/2012	5,992,242
11,354,994		Seaside Heights Borough, NJ, (Series 2012A), 2.00% BANs, 2/1/2013	11,393,715
		TOTAL	153,115,988
		New Mexico – 0.1%
3,000,000		Farmington, NM, PCRBs (Series 1994C), 2.875% TOBs (Arizona Public Service Co.), Mandatory Tender 10/10/2013	3,046,170
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,004,140
		TOTAL	5,050,310
		New York – 8.5%
11,355,000		Amsterdam, NY, 2.00% BANs, 8/9/2012	11,366,014
2,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,076,220
1,500,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,618,200
10,000,000	[2]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.86% TOBs (MTA Dedicated Tax Fund) Mandatory Tender 11/1/2014	10,009,100
5,830,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2011A), 4.00% (MTA Dedicated Tax Fund), 11/15/2014	6,310,392
8,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 0.93% (MTA Dedicated Tax Fund), 11/1/2017	8,004,080
14,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 1.08% (MTA Dedicated Tax Fund), 11/1/2018	14,034,300
15,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.13% (MTA Dedicated Tax Fund), 11/1/2019	15,008,250
17,770,000		Nassau County, NY, (Series 2011A), 2.50% TANs, 9/30/2012	17,844,279
20,000,000		Nassau County, NY, (Series 2011B), 2.50% TANs, 10/31/2012	20,127,800
5,900,000		Nassau, NY Health Care Corp., 3.125% RANs (Assured Guaranty Municipal Corp. INS), 12/15/2012	5,961,124
7,325,000		New York City, NY, (Series C-4) ARS (Assured Guaranty Corp. INS), 0.400%, 7/6/2012	7,325,000
5,000,000		New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,158,600
5,500,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	6,202,075
6,040,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	7,016,608
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	14,718,691
7,585,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2014	8,296,852
14,625,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	16,989,716
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	14,926,941
4,000,000		New York State Environmental Facilities Corp., 0.70% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2012	4,000,000
5,000,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	5,049,950
4,175,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 4.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2014	4,429,383
5,000,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2015	5,594,450
20,000,000		New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2013	20,470,400
10,000,000		New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	10,975,500
10,000,000		Rockland County, NY, 2.50% RANs, 3/6/2013	10,047,800
10,000,000		Rockland County, NY, 2.50% TANs, 3/6/2013	10,047,800
20,000,000		Suffolk County, NY, (Series 2012-I), 2.00% TANs, 7/12/2012	20,005,400
25,000,000		Suffolk County, NY, 2.00% RANs, 3/28/2013	25,234,750
10,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2015	11,105,800
2,190,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,508,973
		TOTAL	322,464,448
		North Carolina – 0.7%
2,000,000		New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2012	2,040,840

Principal Amount		Value
$5,570,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2015	6,125,775
1,500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2016	1,700,070
4,500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	5,204,970
1,200,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,227,048
2,855,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	3,139,872
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,046,220
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2013	1,042,700
2,000,000	North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,056,800
	TOTAL	24,584,295
	Ohio – 3.1%
5,000,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	5,456,500
8,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,278,000
25,890,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	26,081,845
12,150,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	12,191,917
3,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,298,470
13,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.48% (University of Dayton), 7/1/2016	13,009,880
4,000,000	Ohio State Water Development Authority, Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2013	4,043,360
1,750,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,781,062
20,000,000	Ohio Waste Development Authority Solid Waste, 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 9/1/2012	20,000,000
3,000,000	Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,027,120
3,910,000	Richland County, OH, (Series C), 2.50% BANs, 1/9/2013	3,925,914
2,500,000	Richland County, OH, (Series D), 2.50% BANs, 1/9/2013	2,510,175
10,565,000	Toledo, OH, 1.875% BANs, 10/25/2012	10,598,174
2,160,000	Trotwood, OH, 1.25% BANs, 3/13/2013	2,163,694
	TOTAL	116,366,111
	Oklahoma – 1.4%
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,020,750
1,205,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2013	1,216,905
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2014	1,020,310
1,500,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2015	1,538,445
4,390,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,660,863
5,345,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,851,546
2,750,000	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 6/2/2014	2,816,440
13,000,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue Bonds (Series 2003A), 1.20% TOBs, Mandatory Tender 1/5/2015	13,000,000
17,805,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.93%, 1/1/2023	17,838,295
3,315,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,623,627
	TOTAL	52,587,181
	Pennsylvania – 3.8%
13,200,000	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.23% (UPMC Health System), 5/15/2038	13,201,452

Principal Amount			Value
$10,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,390,700
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,583,535
6,970,000		Allegheny County, PA, GO Bonds (Series C-63), 5.00%, 11/1/2012	7,074,202
10,900,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 2.875% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	11,032,435
5,000,000		Pennsylvania EDFA, (Series 2010A), 0.60% TOBs (Republic Services, Inc.), Mandatory Tender 7/2/2012	5,000,000
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	3,063,180
1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,531,590
3,515,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/2/2014	3,621,399
3,035,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,100,313
19,955,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	20,134,994
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,049,320
7,905,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	8,110,135
12,070,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.23%, 12/1/2014	12,141,937
2,090,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.69%, 6/1/2013	2,090,585
5,000,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.79%, 6/1/2014	5,000,000
8,000,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.53%, 12/1/2013	8,000,000
10,000,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.73%, 12/1/2014	10,002,300
12,680,000		Philadelphia, PA Gas Works, 1998 General Ordinance (Tenth Series), 3.00%, 7/1/2012	12,681,395
2,085,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.96% (Guthrie Healthcare System, PA), 12/1/2017	1,962,506
		TOTAL	143,771,978
		Rhode Island – 0.7%
1,535,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 2.00%, 8/1/2013	1,560,067
2,710,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2014	2,957,016
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	5,174,035
6,970,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 4.00%, 8/1/2013	7,234,999
4,460,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2014	4,866,529
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	5,303,809
		TOTAL	27,096,455
		South Carolina – 0.2%
2,000,000		South Carolina Jobs-EDA, EDRBs (Series 2008), 2.875% (Waste Management, Inc.), 2/1/2015	2,040,920
5,950,000	[2]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.93% TOBs (Palmetto Health Alliance) Mandatory Tender 8/1/2013	5,892,999
		TOTAL	7,933,919
		Tennessee – 1.3%
4,500,000		Lewisburg, TN IDB, Solid Waste Disposal Revenue Bonds (Series 2006), 2.50% (Waste Management, Inc.), 7/1/2012	4,500,225
20,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012A), 0.58% TOBs (Vanderbilt University) Mandatory Tender 10/1/2015	20,000,000
23,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.78% TOBs (Vanderbilt University) Mandatory Tender 10/1/2017	23,500,000
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,160,520
28,939	[1,3,4]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2011	577
26,624	[1,3]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	531
57,878	[1,3]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	1,155
		TOTAL	49,163,008

Principal Amount		Value
	Texas – 3.5%
$2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2009A), 4.00%, 11/1/2012	2,024,780
2,780,000	Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	3,070,593
3,950,000	Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Bonds (Series 2007), 2.30% TOBs (BP PLC), Mandatory Tender 9/3/2013	4,027,815
2,300,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,347,909
3,375,000	Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.430%, 7/5/2012	3,375,000
4,600,000	Harris County, TX HFDC, (Series A-4) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.380%, 7/5/2012	4,600,000
1,770,000	Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2014	1,913,122
3,655,000	Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	4,055,296
3,000,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.73% TOBs Mandatory Tender 6/1/2015	3,006,030
10,000,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.93% TOBs Mandatory Tender 6/1/2017	10,042,800
1,500,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2013	1,578,300
2,000,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2014	2,172,360
2,795,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	3,110,975
1,400,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2013	1,473,080
1,340,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2014	1,455,481
2,600,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,893,930
7,500,000	Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2014	7,685,550
10,000,000	Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2015	10,448,000
15,000,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	16,805,550
330,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	343,718
500,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	539,405
1,085,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,201,258
6,480,000	Lubbock, TX HFDC, Variable Rate Refunding Revenue Bonds (Series 2008A), 3.05% TOBs (St. Joseph Health System) 10/16/2012	6,528,211
10,500,000	Mission, TX EDC, Revenue Bonds, 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 7/2/2012	10,500,000
6,415,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2009A), 5.00% (Texas State), 10/1/2012	6,494,354
7,150,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2013	7,579,644
14,060,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010B), 5.00% (Texas State), 10/1/2013	14,904,865
	TOTAL	134,178,026
	Utah – 0.9%
3,300,000	Box Elder County, UT, PCRBs (Series 1984), 1.70% TOBs (Nucor Corp.) Optional Tender 10/1/2012	3,304,356
3,000,000	Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2012	3,000,810
1,400,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,471,736
9,000,000	Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	9,337,050
5,320,000	Utah State, GO Bonds (Series 2009C), 3.00%, 7/1/2012	5,320,851
10,600,000	Utah State, UT GO Bonds (Series 2003A), 5.00%, 7/1/2012	10,602,862
	TOTAL	33,037,665
	Virginia – 1.6%
2,100,000	Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	2,117,934
4,800,000	Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,962,528
2,000,000	Charles City County, VA IDA, Tax-Exempt Adujustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,016,360
2,540,000	Fairfax County, VA Sewer Revenue, Revenue Bonds (Series 2009), 5.00%, 7/15/2012	2,545,461
8,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	8,047,040
5,000,000	Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2014	5,118,250
4,935,000	Norfolk, VA, GO BANs (Series 2011A), 3.00%, 1/1/2014	4,946,498

Principal Amount			Value
$615,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	688,240
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,290,440
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,711,776
6,580,000		Smyth County, VA, GO Literary Loan Anticipation Notes (Series 2011B), 3.00%, 5/1/2016	6,725,879
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,214,600
2,825,000		Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2006B), 5.00%, 8/1/2012	2,837,063
3,000,000		Virginia State Public School Authority, School Financing Bonds (Series 2009C), 4.00%, 8/1/2012	3,010,290
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,747,572
		TOTAL	61,979,931
		Washington – 1.0%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,265,976
12,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	14,116,625
5,000,000	[5,6]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	5,035,700
7,500,000	[5,6]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	7,553,550
9,335,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2010B), 5.00%, 8/1/2012	9,375,047
		TOTAL	38,346,898
		West Virginia – 1.6%
2,000,000		Grant County, WV County Commission PCRB (Series 1994), 0.50% CP (Virginia Electric & Power Co.), Mandatory Tender 7/12/2012	1,999,940
8,500,000		Mason County, WV, PCRBs (Series L), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2014	8,541,055
5,000,000		West Virginia EDA, PCR Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,190,500
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,343,500
9,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 8/1/2012	9,006,930
1,000,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 3.00% (West Virginia University), 10/1/2012	1,007,010
845,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2013	882,569
375,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	413,265
800,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2014	878,016
700,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	793,870
21,225,000		West Virginia University Board of Governors, University Improvement Variable Rate Revenue Bonds (Series 2011C), 0.83% TOBs (West Virginia University) Mandatory Tender 10/1/2014	21,229,669
		TOTAL	60,286,324
		Wisconsin – 0.7%
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,747,120
500,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 2.50% (Gundersen Lutheran), 10/15/2013	511,300
760,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2014	828,157
4,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Refunding Bonds (2009 Series 1), 5.00%, 7/1/2013	4,184,040
2,000,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,065,240
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,569,701
750,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 4.00%, 7/1/2012	750,157
3,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2014	3,797,150
		TOTAL	27,452,865

Principal Amount			Value
		Wyoming – 0.1%
$4,200,000		Albany County, WY, PCRBs (Series 1985), 2.20% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2012	4,203,234
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,877,994,109)	2,897,297,444
		SHORT-TERM MUNICIPALS – 23.2%[7]
		Alabama – 0.4%
1,125,000		Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 1.79%, 7/5/2012	1,125,000
5,950,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.33%, 7/5/2012	5,950,000
5,960,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.85%, 7/5/2012	5,960,000
3,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 1.70%, 7/5/2012	3,000,000
		TOTAL	16,035,000
		Arkansas – 0.4%
7,530,000		Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.15%, 7/5/2012	7,530,000
6,400,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.15%, 7/5/2012	6,400,000
		TOTAL	13,930,000
		Colorado – 0.5%
20,350,000		Southglenn Metropolitan District, CO, (Series 2007) Weekly VRDNs (BNP Paribas SA LOC), 1.05%, 7/5/2012	20,350,000
		Florida – 1.2%
15,000,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.50%, 7/5/2012	15,000,000
9,515,000		Florida Housing Finance Corp., (Series 2007 C) Weekly VRDNs (Pinewood Pointe Apartments)/(Natixis LOC), 1.66%, 7/5/2012	9,515,000
5,750,000	[5,6]	Hillsborough County, FL School Board, PUTTERs (Series 4128) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.40%, 7/2/2012	5,750,000
3,250,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.47%, 7/4/2012	3,250,000
3,400,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.47%, 7/4/2012	3,400,000
6,600,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.37%, 7/2/2012	6,600,000
		TOTAL	43,515,000
		Georgia – 1.7%
14,600,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.51%, 7/2/2012	14,600,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 1.15%, 7/5/2012	7,970,000
10,950,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.10%, 7/5/2012	10,950,000
3,760,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.38%, 7/5/2012	3,760,000
15,880,000	[5,6]	Metropolitan Atlanta Rapid Transit Authority, GA, P-FLOATS (Series PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.68%, 7/5/2012	15,880,000
12,900,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 0.85%, 7/5/2012	12,900,000
		TOTAL	66,060,000
		Indiana – 0.6%
22,250,000		Indiana State Finance Authority Environmental Revenue, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 1.00%, 7/4/2012	22,250,000
		Louisiana – 1.9%
17,000,000		Ascension Parish, LA IDB, (Series 2011) Weekly VRDNs (Impala Warehousing LLC)/(Natixis LOC), 1.05%, 7/5/2012	17,000,000
8,800,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.85%, 7/5/2012	8,800,000
38,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 1.55%, 7/5/2012	38,500,000

Principal Amount			Value
$6,000,000		St. Tammany Parish Development District, LA, (Series 2008) Weekly VRDNs (Rooms to Go St. Tammany LLC)/(SunTrust Bank LOC), 0.47%, 7/4/2012	6,000,000
		TOTAL	70,300,000
		Maine – 0.3%
10,150,000		Maine State Housing Authority, (Series 2008H) Daily VRDNs (KBC Bank N.V. LIQ), 0.50%, 7/2/2012	10,150,000
		Massachusetts – 1.4%
14,895,000	[5,6]	Commonwealth of Massachusetts, DCL Floater Certificates (Series 2008-042) Daily VRDNs (Dexia Credit Local LIQ), 0.35%, 7/2/2012	14,895,000
1,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.45% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 8/9/2012	1,000,000
40,000,000		Massachusetts IFA, (Series 1992B), 0.45% CP (New England Power Co.), Mandatory Tender 7/17/2012	40,000,000
		TOTAL	55,895,000
		Michigan – 0.3%
10,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.38%, 7/5/2012	10,000,000
		Mississippi – 0.5%
14,230,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.85%, 7/5/2012	14,230,000
4,835,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.95%, 7/5/2012	4,835,000
		TOTAL	19,065,000
		Multi State – 0.3%
13,215,000	[5,6]	ROCs Pooled Trust (Multi-state AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.50%, 7/5/2012	13,215,000
		Nevada – 2.4%
19,875,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 A-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 1.00%, 7/4/2012	19,875,000
30,200,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 1.00%, 7/4/2012	30,200,000
25,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.75%, 7/4/2012	25,000,000
15,100,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.75%, 7/4/2012	15,100,000
		TOTAL	90,175,000
		New Hampshire – 1.2%
28,800,000		New Hampshire Business Finance Authority, (Series 1990B), 0.50% CP (New England Power Co.), Mandatory Tender 7/19/2012	28,800,288
16,175,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (New London Hospital)/(Sovereign Bank LOC), 2.10%, 7/5/2012	16,175,000
		TOTAL	44,975,288
		New Jersey – 1.2%
3,040,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 1.10%, 7/5/2012	3,040,000
8,460,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 7/6/2012	8,460,000
8,460,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 7/6/2012	8,460,000
26,200,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Sovereign Bank LOC), 2.00%, 7/5/2012	26,200,000
		TOTAL	46,160,000
		New York – 1.6%
17,700,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.75%, 7/5/2012	17,700,000
32,900,000		New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.90%, 7/4/2012	32,900,000
11,400,000		New York State HFA, (Series 2010A) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.90%, 7/4/2012	11,400,000
		TOTAL	62,000,000

Principal Amount			Value
		North Carolina – 0.4%
$14,045,000	[5,6]	North Carolina Eastern Municipal Power Agency, P-FLOATS (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.93%, 7/5/2012	14,045,000
		Ohio – 2.3%
71,370,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010B) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.60%, 7/4/2012	71,370,000
14,575,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010C) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.60%, 7/4/2012	14,575,000
		TOTAL	85,945,000
		Tennessee – 0.3%
2,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.52%, 7/2/2012	2,000,000
1,600,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.30%, 7/5/2012	1,600,000
1,955,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-4) Daily VRDNs (Sevier County, TN)/(KBC Bank N.V. LOC), 0.52%, 7/2/2012	1,955,000
4,340,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-5) Daily VRDNs (Bradley County, TN)/(KBC Bank N.V. LOC), 0.52%, 7/2/2012	4,340,000
		TOTAL	9,895,000
		Texas – 2.1%
24,545,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.40%, 7/2/2012	24,545,000
56,400,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.55%, 7/2/2012	56,400,000
		TOTAL	80,945,000
		Virginia – 2.2%
16,000,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.47%, 7/4/2012	16,000,000
38,850,000		Alexandria, VA IDA, (Series 2008B) Weekly VRDNs (American Society of Clinical Oncology, Inc.)/(SunTrust Bank LOC), 0.50%, 7/5/2012	38,850,000
21,550,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 7/12/2012	21,549,353
5,850,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.37%, 7/2/2012	5,850,000
		TOTAL	82,249,353
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $877,154,641)	877,154,641
		TOTAL MUNICIPAL INVESTMENTS — 99.8% (IDENTIFIED COST $3,755,148,750)[8]	3,774,452,085
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[9]	6,253,334
		TOTAL NET ASSETS — 100%	$3,780,705,419

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.3% of the portfolio as calculated based upon total market value.

1	Non-income producing security.
2	Floating rate note with current rate shown.
3	Security in default.
4	Principal amount and interest were not paid upon final maturity.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $76,374,250, which represented 2.0% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2012, these liquid restricted securities amounted to $76,374,250, which represented 2.0% of total net assets.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	At June 30, 2012, the cost of investments for federal tax purposes was $3,754,616,058. The net unrealized appreciation of investments for federal tax purposes was $19,836,027. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,586,127 and net unrealized depreciation from investments for those securities having an excess of cost over value of $750,100.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparison of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below: Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Administration
COL	— Collateralized
COPs	— Certificates of Participation
CP	— Commercial Paper
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
MMMs	— Money Market Municipals
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
P-FLOATS	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Pre-refunded
PSFG	— Public School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SIFMA	— Securities Industry and Financial Markets Association
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 27, 2012